Debt - Schedule of debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Feb. 03, 2023	Dec. 31, 2022
Debt
Total outstanding debt	$ 13,750		$ 38,268
Adagio Medical Inc
Debt
Total outstanding debt		$ 48,954	38,268		$ 9,500
October 2022 Convertible Notes
Debt
Total outstanding debt			12,561
October 2022 Convertible Notes | Adagio Medical Inc
Debt
Total outstanding debt		12,811	12,561		$ 9,500
April 2023 Convertible Notes
Debt
Total outstanding debt			14,757
April 2023 Convertible Notes | Adagio Medical Inc
Debt
Total outstanding debt		14,871	14,757
November 2023 Convertible Notes
Debt
Total outstanding debt			9,112
November 2023 Convertible Notes | Adagio Medical Inc
Debt
Total outstanding debt		7,998	9,112
February 2024 Convertible Notes | Adagio Medical Inc
Debt
Total outstanding debt		6,783
May 2024 Convertible Notes | Adagio Medical Inc
Debt
Total outstanding debt		3,000
June 2024 Convertible Notes | Adagio Medical Inc
Debt
Total outstanding debt		2,501
SVB term loan
Debt
Total outstanding debt			1,838	$ 1,000
SVB term loan | Adagio Medical Inc
Debt
Total outstanding debt		$ 990	$ 1,838